CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net	$ 351			$ 313			$ 1,198	$ 836	$ 1,336	$ 226
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	888			265			1,864	1,139	1,688	676
Technology and development	7,691			3,191			14,075	6,289	7,683	10,247
Sales and marketing	4,963			808			10,947	4,109	7,039	6,616
General and administrative	6,665			1,560			16,246	6,385	10,173	8,602
Depreciation and amortization	1,108			1,050			3,263	3,297	4,077	3,021
Total costs and operating expenses	21,315			6,874			46,395	21,219	30,660	29,162
Loss from operations	(20,964)			(6,561)			(45,197)	(20,383)	(29,324)	(28,936)
Loss on issuance of convertible loan notes							(44,242)
Change in fair value of derivative liability	(1,637)			(3,138)			(58,253)	(3,138)	(8,724)
Change in fair value of advanced subscription agreements, including related party of $155, $(861), $(3,665) and $(188), respectively	288			(723)			(6,477)	693	(1,808)	59
Interest expense	(2,954)			(919)			(7,271)	(1,346)	(2,594)	(3)
Other (expense) income, net	(383)			639			(468)	1,289	687	(144)
Loss before income taxes									(54,875)	(29,026)
Income tax benefit (expense)									0	0
Net loss	(25,650)	$ (56,825)	$ (79,433)	(10,702)	$ (6,660)	$ (5,523)	(161,908)	(22,885)	(54,875)	(29,024)
Other comprehensive loss:
Foreign currency exchange translation adjustment	3,591	$ 759	$ (324)	(238)	$ 14	$ (359)	4,026	(583)	(2,220)	1,017
Total comprehensive loss	$ (22,059)			$ (10,940)			$ (157,882)	$ (23,468)	$ (57,095)	$ (28,007)
Net loss per ordinary share - basic	$ (2.22)			$ (0.95)			$ (14.14)	$ (2.02)
Net loss per ordinary share - diluted	(0.22)			(0.95)			(14.14)	(2.02)
Net loss per ordinary share-basic and diluted	$ (2.22)			$ (0.95)			$ (14.14)	$ (2.02)	$ (4.85)	$ (2.56)
Weighted-average basic ordinary shares	11,542,639			11,324,677			11,453,864	11,324,677
Weighted Average Number Of Shares Outstanding Basic And Diluted	11,542,639			11,324,677			11,453,864	11,324,677
Weighted-average diluted ordinary shares	11,542,639			11,324,677			11,453,864	11,324,677